Employee Benefits (Details) (USD $)	12 Months Ended			3 Months Ended	1 Months Ended	12 Months Ended																																																12 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Pork segment	Sep. 28, 2013 Defined benefit pension plan	Dec. 31, 2013 Defined benefit pension plan plan	Dec. 31, 2012 Defined benefit pension plan	Dec. 31, 2013 Defined benefit pension plan Level 1	Dec. 31, 2012 Defined benefit pension plan Level 1	Dec. 31, 2013 Defined benefit pension plan Level 2	Dec. 31, 2012 Defined benefit pension plan Level 2	Dec. 31, 2013 Defined benefit pension plan International/Foreign equity securities	Dec. 31, 2012 Defined benefit pension plan International/Foreign equity securities	Dec. 31, 2013 Defined benefit pension plan International/Foreign equity securities Level 1	Dec. 31, 2012 Defined benefit pension plan International/Foreign equity securities Level 1	Dec. 31, 2013 Defined benefit pension plan Domestic equity securities	Dec. 31, 2012 Defined benefit pension plan Domestic equity securities	Dec. 31, 2013 Defined benefit pension plan Domestic equity securities Level 1	Dec. 31, 2012 Defined benefit pension plan Domestic equity securities Level 1	Dec. 31, 2013 Defined benefit pension plan Real estate mutual fund	Dec. 31, 2012 Defined benefit pension plan Real estate mutual fund	Dec. 31, 2013 Defined benefit pension plan Real estate mutual fund Level 1	Dec. 31, 2012 Defined benefit pension plan Real estate mutual fund Level 1	Dec. 31, 2013 Defined benefit pension plan Commodity mutual funds	Dec. 31, 2013 Defined benefit pension plan Commodity mutual funds Level 1	Dec. 31, 2013 Defined benefit pension plan International fixed income mutual funds	Dec. 31, 2013 Defined benefit pension plan International fixed income mutual funds Level 1	Dec. 31, 2013 Defined benefit pension plan Money market funds	Dec. 31, 2012 Defined benefit pension plan Money market funds	Dec. 31, 2013 Defined benefit pension plan Money market funds Level 1	Dec. 31, 2012 Defined benefit pension plan Money market funds Level 1	Dec. 31, 2013 Defined benefit pension plan Fixed income mutual funds	Dec. 31, 2012 Defined benefit pension plan Fixed income mutual funds	Dec. 31, 2013 Defined benefit pension plan Fixed income mutual funds Level 1	Dec. 31, 2012 Defined benefit pension plan Fixed income mutual funds Level 1	Dec. 31, 2013 Defined benefit pension plan Corporate bonds	Dec. 31, 2012 Defined benefit pension plan Corporate bonds	Dec. 31, 2013 Defined benefit pension plan Corporate bonds Level 2	Dec. 31, 2012 Defined benefit pension plan Corporate bonds Level 2	Dec. 31, 2013 Defined benefit pension plan Other	Dec. 31, 2012 Defined benefit pension plan Other	Dec. 31, 2013 Defined benefit pension plan Other Level 2	Dec. 31, 2012 Defined benefit pension plan Other Level 2	Dec. 31, 2012 Defined benefit pension plan U.S. Government agency securities	Dec. 31, 2012 Defined benefit pension plan U.S. Government agency securities Level 2	Dec. 31, 2012 Defined benefit pension plan U.S. Government bonds	Dec. 31, 2012 Defined benefit pension plan U.S. Government bonds Level 2	Dec. 31, 2012 Defined benefit pension plan Emerging markets - equity	Dec. 31, 2012 Defined benefit pension plan Emerging markets - equity Level 1	Dec. 31, 2012 Defined benefit pension plan Mutual funds-equities	Dec. 31, 2012 Defined benefit pension plan Mutual funds-equities Level 1	Dec. 31, 2012 Defined benefit pension plan Treasury inflation indexed bonds	Dec. 31, 2012 Defined benefit pension plan Treasury inflation indexed bonds Level 2	Dec. 31, 2013 Defined benefit pension plan Minimum	Dec. 31, 2012 Defined benefit pension plan Minimum	Dec. 31, 2011 Defined benefit pension plan Minimum	Jul. 31, 2013 Defined benefit pension plan Minimum Domestic equity securities	Jul. 31, 2013 Defined benefit pension plan Minimum International/Foreign equity securities	Jul. 31, 2013 Defined benefit pension plan Minimum Fixed income	Jul. 31, 2013 Defined benefit pension plan Minimum Alternative investments	Dec. 31, 2013 Defined benefit pension plan Maximum	Dec. 31, 2012 Defined benefit pension plan Maximum	Dec. 31, 2011 Defined benefit pension plan Maximum	Jul. 31, 2013 Defined benefit pension plan Maximum Domestic equity securities	Jul. 31, 2013 Defined benefit pension plan Maximum International/Foreign equity securities	Jul. 31, 2013 Defined benefit pension plan Maximum Fixed income	Jul. 31, 2013 Defined benefit pension plan Maximum Alternative investments	Dec. 31, 2013 Supplemental executive plans and retirement agreements	Dec. 31, 2012 Supplemental executive plans and retirement agreements
Target allocation and pension plan asset allocation
Number of defined benefit plans						2
Requisite service period upon attaining age of 21 to be eligible for participation						1 year
Requisite age of employees to be eligible for participation						21 years
Contributions made to defined benefit pension plans	$ 13,391,000	$ 8,052,000			$ 10,000,000
Target Allocations (as a percent)																																																									40.00%	20.00%	10.00%	10.00%				50.00%	25.00%	25.00%	15.00%
Estimated fair value of plan assets	119,555,000	97,586,000	91,512,000			119,555,000	97,586,000	114,177,000	76,400,000	5,378,000	21,186,000	30,348,000	7,475,000	30,348,000	7,475,000	65,998,000	36,346,000	65,998,000	36,346,000	8,866,000	5,453,000	8,866,000	5,453,000	2,756,000	2,756,000	2,485,000	2,485,000	1,938,000	6,285,000	1,938,000	6,285,000	1,786,000	12,533,000	1,786,000	12,533,000	1,528,000	6,387,000	1,528,000	6,387,000	3,850,000	818,000	3,850,000	818,000	6,218,000	6,218,000	5,680,000	5,680,000	5,607,000	5,607,000	2,701,000	2,701,000	2,083,000	2,083,000
Weighted-average assumptions
Discount rate used to determine obligations (as a percent)																																																						3.55%	2.50%	3.75%					5.20%	4.15%	4.70%
Discount rate used to determine net periodic benefit cost (as a percent)																																																						2.50%	3.75%	4.45%					4.15%	4.70%	5.65%
Expected return on plan assets (as a percent)																																																						6.50%	6.50%	7.00%					7.25%	7.25%	7.50%
Long-term rate of increase in compensation levels (as a percent)						4.00%	4.00%																																																	4.00%							5.00%
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	226,725,000	204,540,000
Service cost	9,427,000	8,843,000	7,550,000
Interest cost	8,199,000	8,918,000	8,997,000
Actuarial losses (gains)	(30,968,000)	25,749,000
Benefits paid	(6,916,000)	(5,872,000)
Plan curtailments		(6,136,000)
Plan settlement		(5,532,000)
Agreement termination gain	(3,204,000)
Plan amendments		(3,785,000)
Benefit obligation at end of year	203,263,000	226,725,000	204,540,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	97,586,000	91,512,000				97,586,000		114,177,000	76,400,000	5,378,000	21,186,000	30,348,000	7,475,000	30,348,000	7,475,000	65,998,000	36,346,000	65,998,000	36,346,000	8,866,000	5,453,000	8,866,000	5,453,000	2,756,000	2,756,000	2,485,000	2,485,000	1,938,000	6,285,000	1,938,000	6,285,000	1,786,000	12,533,000	1,786,000	12,533,000	1,528,000	6,387,000	1,528,000	6,387,000	3,850,000	818,000	3,850,000	818,000	6,218,000	6,218,000	5,680,000	5,680,000	5,607,000	5,607,000	2,701,000	2,701,000	2,083,000	2,083,000
Actual return on plan assets	15,494,000	9,426,000
Employer contributions	13,391,000	8,052,000			10,000,000
Benefits paid	(6,916,000)	(5,872,000)
Plan settlement		(5,532,000)
Fair value of plan assets at end of year	119,555,000	97,586,000	91,512,000			119,555,000	97,586,000	114,177,000	76,400,000	5,378,000	21,186,000	30,348,000	7,475,000	30,348,000	7,475,000	65,998,000	36,346,000	65,998,000	36,346,000	8,866,000	5,453,000	8,866,000	5,453,000	2,756,000	2,756,000	2,485,000	2,485,000	1,938,000	6,285,000	1,938,000	6,285,000	1,786,000	12,533,000	1,786,000	12,533,000	1,528,000	6,387,000	1,528,000	6,387,000	3,850,000	818,000	3,850,000	818,000	6,218,000	6,218,000	5,680,000	5,680,000	5,607,000	5,607,000	2,701,000	2,701,000	2,083,000	2,083,000
Funded status	(83,708,000)	(129,139,000)				(8,820,000)	(45,515,000)
Accumulated benefit obligation						110,653,000	120,573,000																																																													61,462,000	68,194,000
Settlement		1,796,000		1,796,000
Expected future net benefit payments
2014	9,800,000
2015	8,101,000
2016	10,214,000
2017	11,650,000
2018	13,776,000
2019 - 2023	82,275,000
Agreement termination gain, net of tax	1,954,000
Agreement termination gain unrecognized in other comprehensive income, before tax	2,148,000
Agreement termination gain unrecognized in other comprehensive income, net of tax	1,310,000
Components of net periodic benefit cost:
Service cost	9,427,000	8,843,000	7,550,000
Interest cost	8,199,000	8,918,000	8,997,000
Expected return on plan assets	(6,458,000)	(6,431,000)	(6,598,000)
Amortization and other	6,303,000	6,748,000	4,027,000
Agreement termination gain	(3,204,000)
Settlement		1,796,000		1,796,000
Curtailment		1,134,000
Net periodic benefit cost	14,267,000	21,008,000	13,976,000
Amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive loss (AOCL) before taxes
Accumulated loss, net of gain	(38,475,000)	(91,611,000)
Prior service cost, net of credit	(96,000)	(72,000)
Total accumulated other comprehensive loss	(38,571,000)	(91,683,000)
Amounts in AOCL expected to be recognized as components of net periodic benefit cost in 2014
Amounts in AOCL expected to be recognized as components of net periodic benefit cost in 2014	1,900,000
Contribution expense for multi-employer pension fund, the United Food & Commercial Workers International Union-Industry Pension Fund, which covers certain union employees under a collective bargaining agreement	$ 594,000	$ 584,000	$ 545,000
Maximum percentage of total contributions to multi-employer pension fund	5.00%	5.00%	5.00%